Deposits	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]
12.	Deposits

The remaining maturity profile of the Bank’s deposits is as follows:

	December 31,
(In thousands of US$)	2013	2012

Demand	63,047	131,875
Up to 1 month	1,617,059	1,194,102
From 1 month to 3 months	311,048	540,619
From 3 months to 6 months	207,182	281,120
From 6 months to 1 year	157,000	152,000
From 1 year to 2 years	6,000	7,000
From 2 years to 5 years	-	10,544
	2,361,336	2,317,260

The following table presents additional information about deposits:

	December 31,
(In thousands of US$)	2013	2012

Aggregate amounts of time deposits of $100,000 or more	2,298,289	2,185,277
Aggregate amounts of deposits in offices outside Panama	227,559	229,170

Interest expense paid to deposits in offices outside Panama	1,235	1,332